Organization and Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Changes in the allowance for doubtful accounts
Balance, Beginning of Year	$ 400	$ 400	$ 750
Provision (Recovery) for Doubtful Accounts	116		(421)
Net (Write-offs) Recoveries	(16)		71
Balance, End of Year	$ 500	$ 400	$ 400